Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The computation of net income per share was as follows:

	2012	2011	2010
Numerator:
Net income attributable to common shareholders	$1,151,823	$1,049,130	$554,065
Denominator:
Basic - weighted-average common shares	151,222,033	161,125,869	160,909,655
Increase in weighted-average common shares from dilutive effect of stock-based awards	3,442,477	3,672,352	1,992,062
Diluted - weighted-average common shares, assuming exercise of stock-based awards	154,664,510	164,798,221	162,901,717
Basic earnings per share	$7.62	$6.51	$3.44
Diluted earnings per share	$7.45	$6.37	$3.40